Acquisition and sale of businesses and brands and purchase of non-controlling interests - Fair value of net assets acquired and cash consideration paid in business combination (Details) - GBP (£)
£ in Millions
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of business combinations and purchase of NCI [line items]
Cash	£ 1	£ 4	£ 2
Goodwill arising on acquisition	70	274	8
Settlement of pre-existing relationship	(1)	0	0
Step acquisitions	(6)	0	(23)
Consideration payable	(162)	(613)	(69)
Cash consideration paid	(88)	(358)	(27)
Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(70)	(253)	(42)
Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(4)	(2)	0
Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	120	334	102
Property, plant and equipment	0	15	0
Inventories	6	12	2
Other working capital	3	(3)	(3)
Deferred tax	(31)	(15)	(19)
Borrowings	0	(8)	0
Cash	1	4	2
Fair value of assets and liabilities	99	339	£ 84
21Seeds
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	48
Settlement of pre-existing relationship	0
Step acquisitions	0
Consideration payable	(117)
Cash consideration paid	(62)
21Seeds | Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(55)
21Seeds | Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	0
21Seeds | Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	84
Property, plant and equipment	0
Inventories	4
Other working capital	0
Deferred tax	(20)
Borrowings	0
Cash	1
Fair value of assets and liabilities	69
Other businesses acquired
Disclosure of business combinations and purchase of NCI [line items]
Goodwill arising on acquisition	22
Settlement of pre-existing relationship	(1)
Step acquisitions	(6)
Consideration payable	(45)
Cash consideration paid	(26)	(95)
Other businesses acquired | Contingent consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(15)
Other businesses acquired | Deferred consideration payable
Disclosure of business combinations and purchase of NCI [line items]
Contingent and deferred consideration payable	(4)	£ (2)
Other businesses acquired | Fair value
Disclosure of business combinations and purchase of NCI [line items]
Brands and other intangibles	36
Property, plant and equipment	0
Inventories	2
Other working capital	3
Deferred tax	(11)
Borrowings	0
Cash	0
Fair value of assets and liabilities	£ 30